EXPLANATORY NOTE

Attached for filing are exhibits containing, in interactive data format, risk/return summary information that mirrors the risk/return summary information in the supplement dated January 15, 2020, for Investor Class, Class A, Class C, Institutional Class, and Class R6 of Neuberger Berman Core Bond Fund, a series of Neuberger Berman Income Funds, which was filed with the Securities and Exchange Commission on January 15, 2020 (Accession No. 0000898432-20-000038).